PR-SUP-1

Summary Prospectus and Statutory Prospectus Supplement dated June 4, 2018

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Peak RetirementTM 2015 Fund

Invesco Peak RetirementTM 2020 Fund

Invesco Peak RetirementTM 2025 Fund

Invesco Peak RetirementTM 2030 Fund

Invesco Peak RetirementTM 2035 Fund

Invesco Peak RetirementTM 2040 Fund

Invesco Peak RetirementTM 2045 Fund

Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM Now Fund

Effective on or about June 4, 2018, “Invesco PowerShares Capital Management LLC” is changing its name to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

In addition, effective on or about June 4, 2018, the names of the following Underlying Funds and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares 1-30 Laddered Treasury Portfolio	Invesco 1-30 Laddered Treasury ETF
PowerShares Emerging Markets Sovereign Debt Portfolio	Invesco Emerging Markets Sovereign Debt ETF
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	Invesco FTSE RAFI Developed Markets ex-U.S. ETF
PowerShares FTSE RAFI Emerging Markets Portfolio	Invesco FTSE RAFI Emerging Markets ETF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	Invesco FTSE RAFI US 1500 Small-Mid ETF
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio	Invesco LadderRite 0-5 Year Corporate Bond ETF
PowerShares Russell Top 200 Pure Growth Portfolio	Invesco Russell Top 200 Pure Growth ETF
PowerShares Russell Top 200 Pure Value Portfolio	Invesco Russell Top 200 Pure Value ETF
PowerShares S&P Emerging Markets Low Volatility Portfolio	Invesco S&P Emerging Markets Low Volatility ETF
PowerShares S&P International Developed Low Volatility Portfolio	Invesco S&P International Developed Low Volatility ETF
PowerShares S&P MidCap Low Volatility Portfolio	Invesco S&P MidCap Low Volatility ETF
PowerShares S&P SmallCap Low Volatility Portfolio	Invesco S&P SmallCap Low Volatility ETF
PowerShares Variable Rate Preferred Portfolio	Invesco Variable Rate Preferred ETF

Effective on or about June 4, 2018, any and all references to “PowerShares Capital” are changing to “Invesco Capital.”

PR-SUP-1